Note 15A- Financial Information by Quarter (Unaudited) (Details) - Quarterly Financial Information (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information [Abstract]
Revenue		$ 119,533	$ 55,681	$ 47,993	$ 11,014	$ 10,088	$ 6,773	$ 12,878	$ 25,086
Operating loss	(2,675,300)	(3,147,929)	(2,389,291)	(2,712,065)	(2,552,293)	(3,795,077)	(3,250,990)	(2,774,969)	(3,582,514)	(10,801,578)	(13,403,550)	(10,312,420)
Net loss	$ (4,194,465)	$ (4,346,638)	$ (2,576,750)	$ (3,035,704)	$ (357,225)	$ (3,510,651)	$ (3,869,099)	$ (2,604,885)	$ (3,078,891)	$ (10,316,317)	$ (13,063,526)	$ (9,732,399)
Loss Per Share (Basic and Diluted) (in Dollars per share)	$ (0.04)	$ (0.05)	$ (0.03)	$ (0.03)	$ 0.00	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.03)	$ (0.11)	$ (0.14)	$ (0.11)